The Torray Resolute Fund
The Torray Resolute Fund SUMMARY SECTION
Investment Objective
The Torray Resolute Fund (the “Fund”) seeks to achieve long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	The Torray Resolute Fund Torray Resolute Fund
(fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Torray Resolute Fund Torray Resolute Fund
Management Fees		1.00%
Other Expenses		4.90%
Total Annual Fund Operating Expenses		5.90%
Less Fee Waivers and Expense Reimbursement	[1]	(4.65%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	1.25%
[1]	Torray LLC has entered into a contractual agreement to waive fees and/or reimburse operating expenses of the Fund in order to limit the total annual operating expenses of the Fund to 1.25% of its average daily net assets through May 1, 2013. This expense limitation agreement may only be amended by the Fund's Board of Trustees.

Example
               This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Torray Resolute Fund Torray Resolute Fund	127	1,341	2,532	5,418

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.35% of the average value of its portfolio.
Principal Investment Strategy
The Fund’s strategy is to invest in a concentrated portfolio of predominantly large capitalization companies (those with capitalizations of $5 billion or more) with proven records of increasing earnings on a consistent and sustainable basis. The Fund employs a concentrated approach, investing in 25 to 30 stocks, a long-term orientation and a quality focus. Correlation of securities and underlying businesses is considered to minimize risk within the Fund. Initial positions range from 1.5% to 3.0% of the Fund’s assets and may be increased over time to between 3.0% and 5.0%. Individual positions will not exceed 7.0%. Sector weights are independent of benchmarks, ranging from 0.0% to 35.0%, and cash is not employed in a tactical or strategic manner.
Principal Risks of Investing in the Fund
               General Risk. All investments are subject to inherent risks, and an investment in the Fund is no exception. Accordingly, you may lose money by investing in the Fund and investors face the risk that Torray LLC’s (the “Manager’s”) business analyses prove faulty.

               Market Risk. The value of the Fund’s investments will fluctuate as markets fluctuate and could decline over short- or long-term periods.

               Focused Portfolio Risk. The Fund attempts to invest in a limited number of securities. Accordingly, the Fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of securities because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”). To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired.

No Guarantee. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
Below is a bar chart and performance table that provide some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund’s annual total returns have varied from year to year. The performance table provides the Fund’s average annual total returns both on a before-tax and an after-tax basis and compares the Fund’s performance against the Fund’s primary benchmark index, the Russell 1000 Growth Index, as well as an additional benchmark index, the S&P 500 Stock Index. It is important to remember that the Fund’s past performance (both before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website torray.com/performance_torex.cfm.
Annual Total Return (%) as of 12/31

During the period covered by this bar chart, the Fund’s highest return for a calendar quarter was 9.22% in the fourth quarter of 2011, and the lowest return for a calendar quarter was (13.01)% in the third quarter of 2011.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns The Torray Resolute Fund	1 Year	Since Inception	Inception Date
Torray Resolute Fund	2.23%	2.23%	Dec. 31, 2010
Return After Taxes on Distributions Torray Resolute Fund	2.23%	2.23%	Dec. 31, 2010
Return After Taxes on Distributions and Sale of Fund Shares Torray Resolute Fund	1.46%	1.46%	Dec. 31, 2010
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.64%	Dec. 31, 2010
S&P 500 Stock Index (reflects no deduction for fees, expenses, or taxes)	2.11%	2.11%	Dec. 31, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.